Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning Balance				$ 563,549	$ 563,549
Period activity					0
Goodwill impairment				(563,549)	0	$ 0
Reporting unit reallocation				0
Goodwill, Ending Balance		$ 0		0	563,549	563,549
MONI
Goodwill [Roll Forward]
Goodwill, Beginning Balance				527,502	527,502
Period activity					0
Goodwill impairment			$ (214,400)	(214,400)
Reporting unit reallocation	$ (313,102)			(313,102)
Goodwill, Ending Balance		0		0	527,502	527,502
LiveWatch
Goodwill [Roll Forward]
Goodwill, Beginning Balance				36,047	36,047
Period activity					0
Goodwill impairment				0
Reporting unit reallocation	$ (36,047)			(36,047)
Goodwill, Ending Balance		0		0	36,047	36,047
Brinks Home Security
Goodwill [Roll Forward]
Goodwill, Beginning Balance				0	0
Period activity					0
Goodwill impairment		(349,149)		(349,149)
Reporting unit reallocation				349,149
Goodwill, Ending Balance		$ 0		$ 0	$ 0	$ 0